UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09013
Investment Company Act File Number

Eaton Vance Senior Income Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

June 30
Date of Fiscal Year End

September 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Senior Income Trust	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 141.5%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 3.1%
		ACTS Aero Technical Support & Service, Inc.
	376	Term Loan, 0.00%, Maturing October 5, 2014(2)	$118,297
		AWAS Capital, Inc.
	882	Term Loan - Second Lien, 6.31%, Maturing March 22, 2013	516,152
		DAE Aviation Holdings, Inc.
	218	Term Loan, 4.24%, Maturing July 31, 2014	196,000
	223	Term Loan, 4.24%, Maturing July 31, 2014	200,346
		Evergreen International Aviation
	595	Term Loan, 11.50%, Maturing October 31, 2011	464,080
		Hawker Beechcraft Acquisition
	1,509	Term Loan, 2.26%, Maturing March 26, 2014	1,159,550
	89	Term Loan, 2.28%, Maturing March 26, 2014	68,613
		Hexcel Corp.
	469	Term Loan, 6.50%, Maturing May 21, 2014	471,094
		IAP Worldwide Services, Inc.
	477	Term Loan, 9.25%, Maturing December 30, 2012(3)	392,121
		Spirit AeroSystems, Inc.
	615	Term Loan, 2.26%, Maturing December 31, 2011	598,847
		TransDigm, Inc.
	1,375	Term Loan, 2.29%, Maturing June 23, 2013	1,333,750
		Vought Aircraft Industries, Inc.
	472	Term Loan, 7.50%, Maturing December 17, 2011	473,663
	215	Term Loan, 7.50%, Maturing December 22, 2011	213,736
		Wesco Aircraft Hardware Corp.
	973	Term Loan, 2.50%, Maturing September 29, 2013	910,503

			$7,116,752

Air Transport — 1.0%
		Airport Development and Investment, Ltd.
GBP	783	Term Loan - Second Lien, 5.05%, Maturing April 7, 2011	$1,032,234
		Delta Air Lines, Inc.
	225	Term Loan, Maturing September 30, 2013(4)	225,797
	1,128	Term Loan - Second Lien, 3.50%, Maturing April 30, 2014	945,487

			$2,203,518

Automotive — 5.1%
		Accuride Corp.
	862	Term Loan, 10.00%, Maturing January 31, 2012	$838,730
		Adesa, Inc.
	1,130	Term Loan, 2.50%, Maturing October 18, 2013	1,087,219
		Allison Transmission, Inc.
	550	Term Loan, 3.00%, Maturing September 30, 2014	482,095
		Cooper Standard Automotive, Inc.
	83	Revolving Loan, 6.75%, Maturing December 23, 2011	74,030
	26	Term Loan, 2.50%, Maturing December 23, 2011	23,135
	21	Term Loan, 7.00%, Maturing December 23, 2011	18,564
	64	Term Loan, 7.00%, Maturing December 23, 2011	56,607
	88	Term Loan, 7.00%, Maturing December 23, 2011	78,006
	159	Term Loan, 7.00%, Maturing December 23, 2011	141,401
	177	Term Loan, 7.00%, Maturing December 23, 2011	157,182
		Dayco Products, LLC
	939	Term Loan, 0.00%, Maturing June 21, 2011(2)	441,288

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Federal-Mogul Corp.
	1,761	Term Loan, 2.20%, Maturing December 27, 2014	$1,352,886
	591	Term Loan, 2.19%, Maturing December 27, 2015	454,068
		Ford Motor Co.
	1,417	Term Loan, 3.49%, Maturing December 15, 2013	1,262,980
		Goodyear Tire & Rubber Co.
	2,300	Term Loan - Second Lien, 2.00%, Maturing April 30, 2010	2,155,429
		HLI Operating Co., Inc.
	106	DIP Loan, 26.00%, Maturing November 30, 2009(3)	101,997
EUR	22	Term Loan, 8.25%, Maturing May 30, 2014	2,395
EUR	371	Term Loan, 11.50%, Maturing May 30, 2014	86,775
		Keystone Automotive Operations, Inc.
	448	Term Loan, 3.77%, Maturing January 12, 2012	268,933
		LKQ Corp.
	505	Term Loan, 2.25%, Maturing October 12, 2014	495,977
		TriMas Corp.
	127	Term Loan, 2.52%, Maturing August 2, 2011	113,432
	532	Term Loan, 2.64%, Maturing August 2, 2013	476,791
		TRW Automotive, Inc.
	916	Term Loan, 6.25%, Maturing February 2, 2014	917,970
		United Components, Inc.
	590	Term Loan, 2.72%, Maturing June 30, 2010	547,366

			$11,635,256

Beverage and Tobacco — 0.1%
		Culligan International Co.
EUR	500	Term Loan - Second Lien, 5.23%, Maturing May 31, 2013	$235,965

			$235,965

Brokers, Dealers and Investment Houses — 0.4%
		AmeriTrade Holding Corp.
	1,025	Term Loan, 1.74%, Maturing December 31, 2012	$1,008,117

			$1,008,117

Building and Development — 3.0%
		AIMCO Properties, L.P.
	1,333	Term Loan, 1.74%, Maturing March 23, 2011	$1,275,869
		Beacon Sales Acquisition, Inc.
	357	Term Loan, 2.56%, Maturing September 30, 2013	338,882
		Brickman Group Holdings, Inc.
	774	Term Loan, 2.28%, Maturing January 23, 2014	728,559
		Epco/Fantome, LLC
	726	Term Loan, 2.87%, Maturing November 23, 2010	555,390
		Hovstone Holdings, LLC
	335	Term Loan, 5.50%, Maturing October 15, 2009(3)(5)	134,819
		LNR Property Corp.
	1,184	Term Loan, 3.76%, Maturing July 3, 2011	871,452
		Metroflag BP, LLC
	300	Term Loan - Second Lien, 0.00%, Maturing October 2, 2009(2)	3,150
		Mueller Water Products, Inc.
	573	Term Loan, 5.97%, Maturing May 24, 2014	559,159
		November 2005 Land Investors
	152	Term Loan, 0.00%, Maturing May 9, 2011(2)	51,823
		Panolam Industries Holdings, Inc.
	663	Term Loan, 5.00%, Maturing September 30, 2012	541,929
		Re/Max International, Inc.
	453	Term Loan, 3.89%, Maturing December 17, 2012	444,148
	955	Term Loan, 7.89%, Maturing December 17, 2012	940,733
		Sanitec Europe OY
EUR	387	Term Loan, 2.50%, Maturing June 25, 2016	326,633

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		South Edge, LLC
	422	Term Loan, 0.00%, Maturing October 31, 2009(2)	$129,726

			$6,902,272

Business Equipment and Services — 10.3%
		Activant Solutions, Inc.
	796	Term Loan, 2.48%, Maturing May 1, 2013	$740,180
		Acxiom Corp.
	610	Term Loan, 2.32%, Maturing September 15, 2012	597,800
		Affinion Group, Inc.
	1,372	Term Loan, 2.75%, Maturing October 17, 2012	1,320,809
		Allied Barton Security Service
	495	Term Loan, 6.75%, Maturing February 21, 2015	500,952
		Education Management, LLC
	1,997	Term Loan, 2.06%, Maturing June 1, 2013	1,904,935
		Info USA, Inc.
	131	Term Loan, 2.29%, Maturing February 14, 2012	126,414
		iPayment, Inc.
	435	Term Loan, 2.27%, Maturing May 10, 2013	366,512
		Kronos, Inc.
	558	Term Loan, 2.28%, Maturing June 11, 2014	525,597
		Mitchell International, Inc.
	500	Term Loan - Second Lien, 5.56%, Maturing March 28, 2015	350,000
		N.E.W. Holdings I, LLC
	1,000	Term Loan, 2.75%, Maturing May 22, 2014	940,241
		Protection One, Inc.
	1,203	Term Loan, 2.50%, Maturing March 31, 2012	1,154,604
		Quantum Corp.
	117	Term Loan, 3.78%, Maturing July 12, 2014	105,338
		Quintiles Transnational Corp.
	900	Term Loan - Second Lien, 4.28%, Maturing March 31, 2014	859,500
		Sabre, Inc.
	2,642	Term Loan, 2.64%, Maturing September 30, 2014	2,335,846
		Serena Software, Inc.
	719	Term Loan, 2.32%, Maturing March 10, 2013	668,897
		Sitel (Client Logic)
EUR	968	Term Loan, 5.94%, Maturing January 29, 2014	1,040,795
	501	Term Loan, 5.95%, Maturing January 29, 2014	420,725
		Solera Holdings, LLC
EUR	415	Term Loan, 2.50%, Maturing May 15, 2014	546,967
		SunGard Data Systems, Inc.
	1,860	Term Loan, 2.00%, Maturing February 11, 2013	1,753,400
	1,922	Term Loan, 4.08%, Maturing February 28, 2016	1,872,499
		TDS Investor Corp.
EUR	527	Term Loan, 3.24%, Maturing August 23, 2013	685,539
		Transaction Network Services, Inc.
	277	Term Loan, 9.50%, Maturing May 4, 2012	281,141
		Travelport, LLC
	723	Term Loan, 2.76%, Maturing August 23, 2013	674,406
	145	Term Loan, 2.78%, Maturing August 23, 2013	135,320
	499	Term Loan, 10.50%, Maturing August 23, 2013	508,725
		Valassis Communications, Inc.
	112	Term Loan, 2.04%, Maturing March 2, 2014	108,544
	570	Term Loan, 2.04%, Maturing March 2, 2014	551,020
		VWR International, Inc.
	998	Term Loan, 2.75%, Maturing June 28, 2013	930,169
		West Corp.
	724	Term Loan, 2.62%, Maturing October 24, 2013	685,584
	1,051	Term Loan, 4.12%, Maturing July 15, 2016	1,015,740

			$23,708,199

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Cable and Satellite Television — 11.6%
		Atlantic Broadband Finance, LLC
	1,653	Term Loan, 6.75%, Maturing June 8, 2013	$1,667,035
	61	Term Loan, 2.54%, Maturing September 1, 2013	61,071
		Bragg Communications, Inc.
	1,176	Term Loan, 2.86%, Maturing August 31, 2014	1,155,420
		Bresnan Broadband Holdings, LLC
	1,496	Term Loan, 2.49%, Maturing March 29, 2014	1,445,128
	650	Term Loan - Second Lien, 4.75%, Maturing March 29, 2014	614,250
		Cequel Communications, LLC
	2,099	Term Loan, 6.29%, Maturing May 5, 2014(3)	2,046,382
	875	Term Loan - Second Lien, 4.79%, Maturing May 5, 2014	823,959
		Charter Communications Operating, Inc.
	3,497	Term Loan, 6.25%, Maturing April 28, 2013	3,349,553
		CSC Holdings, Inc.
	1,990	Term Loan, 2.05%, Maturing March 29, 2013	1,914,144
		CW Media Holdings, Inc.
	319	Term Loan, 3.53%, Maturing February 15, 2015	281,394
		Foxco Acquisition Sub., LLC
	313	Term Loan, 7.25%, Maturing July 2, 2015	274,386
		Insight Midwest Holdings, LLC
	1,941	Term Loan, 2.26%, Maturing April 6, 2014	1,853,990
		MCC Iowa, LLC
	812	Term Loan, 2.00%, Maturing January 31, 2015	758,073
		Mediacom Illinois, LLC
	1,921	Term Loan, 1.75%, Maturing January 31, 2015	1,780,637
	1,000	Term Loan, 5.50%, Maturing March 31, 2017	1,004,063
		NTL Investment Holdings, Ltd.
GBP	294	Term Loan, 5.12%, Maturing September 3, 2012	451,097
		ProSiebenSat.1 Media AG
EUR	578	Term Loan, 3.53%, Maturing March 2, 2015	501,400
EUR	11	Term Loan, 2.73%, Maturing June 26, 2015	13,205
EUR	273	Term Loan, 2.73%, Maturing June 26, 2015	325,397
EUR	578	Term Loan, 3.78%, Maturing March 2, 2016	501,400
EUR	194	Term Loan, 8.15%, Maturing March 2, 2017(3)	61,187
EUR	271	Term Loan - Second Lien, 4.90%, Maturing September 2, 2016	115,785
		UPC Broadband Holding B.V.
	1,037	Term Loan, 2.01%, Maturing December 31, 2014	975,025
	1,563	Term Loan, 3.76%, Maturing December 31, 2016	1,509,606
EUR	726	Term Loan, 4.24%, Maturing December 31, 2016	984,959
EUR	524	Term Loan, 4.49%, Maturing December 31, 2017	711,235
		Virgin Media Investment Holdings, Ltd.
	1,204	Term Loan, 4.00%, Maturing March 30, 2012	1,197,629
GBP	150	Term Loan, 5.31%, Maturing March 30, 2012	229,371

			$26,606,781

Chemicals and Plastics — 6.8%
		Ashland, Inc.
	290	Term Loan, 7.65%, Maturing November 20, 2014	$296,959
		Brenntag Holding GmbH and Co. KG
	786	Term Loan, 2.25%, Maturing December 23, 2013	752,545
	192	Term Loan, 2.29%, Maturing December 23, 2013	183,744
	600	Term Loan - Second Lien, 4.25%, Maturing December 23, 2015	540,000
		Celanese Holdings, LLC
	2,224	Term Loan, 2.35%, Maturing April 2, 2014	2,112,344
		Georgia Gulf Corp.
	348	Term Loan, 9.02%, Maturing October 3, 2013	344,511

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Hexion Specialty Chemicals, Inc.
	489	Term Loan, 2.56%, Maturing May 5, 2012	$386,113
	510	Term Loan, 2.56%, Maturing May 5, 2013	427,127
	2,353	Term Loan, 2.88%, Maturing May 5, 2013	1,971,339
		Huntsman International, LLC
	1,000	Term Loan, 2.00%, Maturing August 16, 2012	926,125
	1,000	Term Loan, 2.50%, Maturing June 30, 2016	930,938
		INEOS Group
	1,282	Term Loan, 7.50%, Maturing December 14, 2013	1,085,022
	1,282	Term Loan, 8.00%, Maturing December 14, 2014	1,085,023
		ISP Chemco, Inc.
	1,369	Term Loan, 2.01%, Maturing June 4, 2014	1,294,943
		Kranton Polymers, LLC
	1,224	Term Loan, 2.63%, Maturing May 12, 2013	1,096,592
		MacDermid, Inc.
EUR	362	Term Loan, 2.65%, Maturing April 12, 2014	403,556
		Millenium Inorganic Chemicals
	179	Term Loan, 2.53%, Maturing April 30, 2014	143,247
	500	Term Loan - Second Lien, 6.03%, Maturing October 31, 2014	372,500
		Rockwood Specialties Group, Inc.
	1,221	Term Loan, 6.00%, Maturing May 15, 2014	1,236,276

			$15,588,904

Clothing/Textiles — 0.9%
		Hanesbrands, Inc.
	508	Term Loan, 5.25%, Maturing September 5, 2013	$510,925
	450	Term Loan - Second Lien, 4.25%, Maturing March 5, 2014	433,125
		St. John Knits International, Inc.
	558	Term Loan, 9.25%, Maturing March 23, 2012	418,298
		The William Carter Co.
	722	Term Loan, 1.78%, Maturing July 14, 2012	709,380

			$2,071,728

Conglomerates — 4.7%
		Amsted Industries, Inc.
	909	Term Loan, 2.48%, Maturing October 15, 2010	$856,367
		Blount, Inc.
	249	Term Loan, 2.01%, Maturing August 9, 2010	237,679
		Doncasters (Dunde HoldCo 4 Ltd.)
	225	Term Loan, 2.75%, Maturing July 13, 2015	179,827
	225	Term Loan, 3.25%, Maturing July 13, 2015	179,827
EUR	417	Term Loan - Second Lien, 4.95%, Maturing January 13, 2016	375,624
		GenTek, Inc.
	265	Term Loan, 2.46%, Maturing February 25, 2011	261,805
		Jarden Corp.
	625	Term Loan, 2.03%, Maturing January 24, 2012	608,237
	887	Term Loan, 2.03%, Maturing January 24, 2012	864,764
		Johnson Diversey, Inc.
	833	Term Loan, 2.48%, Maturing December 16, 2011	816,406
		Manitowoc Company, Inc. (The)
	1,643	Term Loan, 7.50%, Maturing August 21, 2014	1,574,855
		Polymer Group, Inc.
	1,045	Term Loan, 7.00%, Maturing November 22, 2014	1,047,901
		RBS Global, Inc.
	729	Term Loan, 2.50%, Maturing July 19, 2013	700,200
	1,177	Term Loan, 2.93%, Maturing July 19, 2013	1,137,720
		RGIS Holdings, LLC
	104	Term Loan, 2.75%, Maturing April 30, 2014	92,738
	2,078	Term Loan, 2.88%, Maturing April 30, 2014	1,854,769

			$10,788,719

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Containers and Glass Products — 3.8%
		Berry Plastics Corp.
	975	Term Loan, 2.30%, Maturing April 3, 2015	$864,906
		Consolidated Container Co.
	500	Term Loan - Second Lien, 5.75%, Maturing September 28, 2014	408,125
		Crown Americas, Inc.
	340	Term Loan, 1.99%, Maturing November 15, 2012	334,973
		Graham Packaging Holdings Co.
	1,066	Term Loan, 2.55%, Maturing October 7, 2011	1,044,152
	659	Term Loan, 6.75%, Maturing April 5, 2014	660,059
		Graphic Packaging International, Inc.
	416	Term Loan, 2.53%, Maturing May 16, 2014	401,121
	493	Term Loan, 3.27%, Maturing May 16, 2014	479,880
		JSG Acquisitions
	990	Term Loan, 3.92%, Maturing December 31, 2013	959,681
	990	Term Loan, 4.17%, Maturing December 13, 2014	959,681
		Owens-Brockway Glass Container
	838	Term Loan, 1.75%, Maturing June 14, 2013	821,894
		Smurfit-Stone Container Corp.
	843	Revolving Loan, 2.84%, Maturing July 28, 2010	817,877
	280	Revolving Loan, 3.06%, Maturing July 28, 2010	271,265
	110	Term Loan, 2.57%, Maturing November 1, 2011	105,915
	193	Term Loan, 2.57%, Maturing November 1, 2011	185,858
	363	Term Loan, 2.57%, Maturing November 1, 2011	350,312
	169	Term Loan, 4.50%, Maturing November 1, 2011	163,316

			$8,829,015

Cosmetics/Toiletries — 0.5%
		American Safety Razor Co.
	400	Term Loan - Second Lien, 6.54%, Maturing July 31, 2014	$323,000
		KIK Custom Products, Inc.
	525	Term Loan - Second Lien, 5.25%, Maturing November 30, 2014	253,312
		Prestige Brands, Inc.
	538	Term Loan, 2.57%, Maturing April 7, 2011	530,246

			$1,106,558

Drugs — 0.3%
		Graceway Pharmaceuticals, LLC
	396	Term Loan, 3.00%, Maturing May 3, 2012	$317,100
	150	Term Loan, 8.50%, Maturing November 3, 2013	37,500
	500	Term Loan - Second Lien, 6.75%, Maturing May 3, 2013	186,250
		Pharmaceutical Holdings Corp.
	176	Term Loan, 3.50%, Maturing January 30, 2012	165,836

			$706,686

Ecological Services and Equipment — 1.2%
		Blue Waste B.V. (AVR Acquisition)
EUR	500	Term Loan, 2.69%, Maturing April 1, 2015	$690,060
		Kemble Water Structure, Ltd.
GBP	1,250	Term Loan - Second Lien, 4.49%, Maturing October 13, 2013	1,475,793
		Sensus Metering Systems, Inc.
	628	Term Loan, 7.00%, Maturing June 3, 2013	630,172

			$2,796,025

Electronics/Electrical — 4.5%
		Aspect Software, Inc.
	706	Term Loan, 3.31%, Maturing July 11, 2011	$645,654
	950	Term Loan - Second Lien, 7.38%, Maturing July 11, 2013	719,625
		FCI International S.A.S.
	110	Term Loan, 3.41%, Maturing November 1, 2013	97,092
	110	Term Loan, 3.41%, Maturing November 1, 2013	97,092

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
	114	Term Loan, 3.41%, Maturing November 1, 2013	$100,852
	114	Term Loan, 3.41%, Maturing November 1, 2013	100,852
		Freescale Semiconductor, Inc.
	995	Term Loan, 2.01%, Maturing December 1, 2013	801,631
		Infor Enterprise Solutions Holdings
	492	Term Loan, 3.00%, Maturing July 28, 2012	443,199
	381	Term Loan, 4.00%, Maturing July 28, 2012	349,904
	731	Term Loan, 4.00%, Maturing July 28, 2012	670,650
	250	Term Loan, 5.75%, Maturing March 2, 2014	164,375
	92	Term Loan - Second Lien, 6.50%, Maturing March 2, 2014	57,292
	158	Term Loan - Second Lien, 6.50%, Maturing March 2, 2014	106,083
		Network Solutions, LLC
	341	Term Loan, 2.78%, Maturing March 7, 2014	303,265
		Open Solutions, Inc.
	1,170	Term Loan, 2.63%, Maturing January 23, 2014	964,936
		Sensata Technologies Finance Co.
	1,836	Term Loan, 2.25%, Maturing April 27, 2013	1,577,847
		Spectrum Brands, Inc.
	134	Term Loan, 8.00%, Maturing March 30, 2013	128,163
	1,609	Term Loan, 8.00%, Maturing March 30, 2013	1,538,303
		SS&C Technologies, Inc.
	719	Term Loan, 2.28%, Maturing November 23, 2012	690,173
		VeriFone, Inc.
	373	Term Loan, 3.00%, Maturing October 31, 2013	356,513
		Vertafore, Inc.
	481	Term Loan, 5.50%, Maturing July 31, 2014	458,490

			$10,371,991

Equipment Leasing — 0.4%
		Hertz Corp.
	812	Term Loan, 2.00%, Maturing December 21, 2012	$767,649
	88	Term Loan, 2.04%, Maturing December 21, 2012	83,398

			$851,047

Farming/Agriculture — 0.4%
		Central Garden & Pet Co.
	1,004	Term Loan, 1.75%, Maturing February 28, 2014	$960,919

			$960,919

Financial Intermediaries — 2.4%
		Citco III, Ltd.
	1,459	Term Loan, 2.85%, Maturing June 30, 2014	$1,251,008
		Grosvenor Capital Management
	1,186	Term Loan, 2.26%, Maturing December 5, 2013	1,073,470
		Jupiter Asset Management Group
GBP	213	Term Loan, 2.74%, Maturing June 30, 2015	296,829
		LPL Holdings, Inc.
	1,882	Term Loan, 2.01%, Maturing December 18, 2014	1,786,983
		Nuveen Investments, Inc.
	721	Term Loan, 3.39%, Maturing November 2, 2014	626,430
		Oxford Acquisition III, Ltd.
	449	Term Loan, 2.50%, Maturing May 24, 2014	330,174
		RJO Holdings Corp. (RJ O’Brien)
	237	Term Loan, 3.25%, Maturing July 31, 2014	116,175

			$5,481,069

Food Products — 4.7%
		Acosta, Inc.
	1,597	Term Loan, 2.50%, Maturing July 28, 2013	$1,528,238
		Advantage Sales & Marketing, Inc.
	1,597	Term Loan, 2.25%, Maturing March 29, 2013	1,527,954

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Dean Foods Co.
	814	Term Loan, 1.66%, Maturing April 2, 2014	$766,849
		Michael Foods, Inc.
	936	Term Loan, 6.50%, Maturing April 30, 2014	949,007
		Pinnacle Foods Finance, LLC
	2,984	Term Loan, 3.01%, Maturing April 2, 2014	2,817,812
		Provimi Group SA
	120	Term Loan, 2.50%, Maturing June 28, 2015	110,870
	147	Term Loan, 2.50%, Maturing June 28, 2015	136,438
EUR	155	Term Loan, 2.69%, Maturing June 28, 2015	209,846
EUR	256	Term Loan, 2.69%, Maturing June 28, 2015	347,062
EUR	267	Term Loan, 2.69%, Maturing June 28, 2015	361,644
EUR	344	Term Loan, 2.69%, Maturing June 28, 2015	466,357
EUR	19	Term Loan - Second Lien, 4.69%, Maturing June 28, 2015	16,986
EUR	558	Term Loan - Second Lien, 2.23%, Maturing December 28, 2016(6)	489,891
	119	Term Loan - Second Lien, 4.50%, Maturing December 28, 2016	71,154
		Reddy Ice Group, Inc.
	1,055	Term Loan, 1.99%, Maturing August 9, 2012	920,488

			$10,720,596

Food Service — 3.3%
		AFC Enterprises, Inc.
	161	Term Loan, 7.00%, Maturing May 11, 2011	$161,934
		Aramark Corp.
	2,781	Term Loan, 2.16%, Maturing January 26, 2014	2,598,599
	184	Term Loan, 3.75%, Maturing January 26, 2014	171,492
GBP	486	Term Loan, 2.67%, Maturing January 27, 2014	724,647
		Buffets, Inc.
	56	Term Loan, 7.53%, Maturing November 1, 2013(3)	40,904
	276	Term Loan - Second Lien, 19.12%, Maturing November 1, 2013(3)	200,163
		CBRL Group, Inc.
	890	Term Loan, 1.97%, Maturing April 27, 2013	862,595
		Denny’s, Inc.
	65	Term Loan, 2.04%, Maturing March 31, 2012	62,160
	187	Term Loan, 2.91%, Maturing March 31, 2012	179,176
		Maine Beverage Co., LLC
	235	Term Loan, 2.35%, Maturing June 30, 2010	217,829
		NPC International, Inc.
	184	Term Loan, 2.13%, Maturing May 3, 2013	172,804
		OSI Restaurant Partners, LLC
	148	Term Loan, 2.93%, Maturing May 9, 2013	126,220
	1,691	Term Loan, 2.56%, Maturing May 9, 2014	1,444,675
		QCE Finance, LLC
	486	Term Loan, 2.56%, Maturing May 5, 2013	363,623
	500	Term Loan - Second Lien, 6.03%, Maturing November 5, 2013	223,333
		Sagittarius Restaurants, LLC
	176	Term Loan, 9.75%, Maturing March 29, 2013	156,143

			$7,706,297

Food/Drug Retailers — 3.8%
		General Nutrition Centers, Inc.
	2,819	Term Loan, 2.67%, Maturing September 16, 2013	$2,612,640
		Iceland Foods Group, Ltd.
GBP	553	Term Loan, 9.28%, Maturing May 2, 2016(3)	881,099
		Pantry, Inc. (The)
	119	Term Loan, 1.75%, Maturing May 15, 2014	112,461
	415	Term Loan, 1.75%, Maturing May 15, 2014	390,616
		Rite Aid Corp.
	3,065	Term Loan, 2.00%, Maturing June 1, 2014	2,689,920
	545	Term Loan, 6.00%, Maturing June 4, 2014	519,725
	500	Term Loan, 9.50%, Maturing June 4, 2014	522,083

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Roundy’s Supermarkets, Inc.
995	Term Loan, 3.00%, Maturing November 3, 2011	$976,646

		$8,705,190

Forest Products — 2.7%
	Appleton Papers, Inc.
709	Term Loan, 6.63%, Maturing June 5, 2014	$630,732
	Georgia-Pacific Corp.
4,302	Term Loan, 2.32%, Maturing December 20, 2012	4,151,018
511	Term Loan, 3.59%, Maturing December 23, 2014	509,728
	Xerium Technologies, Inc.
1,280	Term Loan, 5.78%, Maturing May 18, 2012	934,182

		$6,225,660

Healthcare — 15.0%
	Accellent, Inc.
897	Term Loan, 2.87%, Maturing November 22, 2012	$845,249
	Alliance Imaging, Inc.
1,086	Term Loan, 2.96%, Maturing December 29, 2011	1,056,259
	American Medical Systems
442	Term Loan, 2.50%, Maturing July 20, 2012	428,329
	AMN Healthcare, Inc.
102	Term Loan, 2.03%, Maturing November 2, 2011	96,744
	Biomet, Inc.
1,997	Term Loan, 3.28%, Maturing December 26, 2014	1,929,834
	Bright Horizons Family Solutions, Inc.
470	Term Loan, 6.25%, Maturing May 15, 2015	466,135
	Cardinal Health 409, Inc.
1,299	Term Loan, 2.50%, Maturing April 10, 2014	1,147,561
	Carestream Health, Inc.
1,258	Term Loan, 2.25%, Maturing April 30, 2013	1,182,306
500	Term Loan - Second Lien, 5.50%, Maturing October 30, 2013	407,500
	Carl Zeiss Vision Holding GmbH
630	Term Loan, 2.75%, Maturing March 23, 2015	402,150
	Community Health Systems, Inc.
243	Term Loan, 2.50%, Maturing July 25, 2014	228,559
4,757	Term Loan, 2.61%, Maturing July 25, 2014	4,480,191
	Concentra, Inc.
363	Term Loan - Second Lien, 6.54%, Maturing June 25, 2015(3)	299,873
	ConMed Corp.
252	Term Loan, 1.75%, Maturing April 13, 2013	234,050
	CRC Health Corp.
241	Term Loan, 2.53%, Maturing February 6, 2013	211,730
267	Term Loan, 2.53%, Maturing February 6, 2013	234,073
	DaVita, Inc.
715	Term Loan, 1.81%, Maturing October 5, 2012	692,780
	DJO Finance, LLC
442	Term Loan, 3.26%, Maturing May 15, 2014	427,203
	Fenwal, Inc.
500	Term Loan - Second Lien, 5.62%, Maturing August 28, 2014	423,750
	Hanger Orthopedic Group, Inc.
387	Term Loan, 2.25%, Maturing May 30, 2013	368,136
	HCA, Inc.
3,706	Term Loan, 2.53%, Maturing November 18, 2013	3,502,857
	Health Management Association, Inc.
2,418	Term Loan, 2.03%, Maturing February 28, 2014	2,277,041
	HealthSouth Corp.
1,447	Term Loan, 2.55%, Maturing March 10, 2013	1,396,648

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Iasis Healthcare, LLC
41	Term Loan, 2.25%, Maturing March 14, 2014	$39,088
153	Term Loan, 2.25%, Maturing March 14, 2014	144,747
442	Term Loan, 2.25%, Maturing March 14, 2014	418,264
	Ikaria Acquisition, Inc.
262	Term Loan, 2.64%, Maturing March 28, 2013	241,668
	IM U.S. Holdings, LLC
350	Term Loan - Second Lien, 4.50%, Maturing June 26, 2015	341,250
	Invacare Corp.
110	Term Loan, 2.50%, Maturing February 12, 2013	105,050
	inVentiv Health, Inc.
461	Term Loan, 2.04%, Maturing July 6, 2014	433,748
	LifePoint Hospitals, Inc.
1,086	Term Loan, 2.02%, Maturing April 15, 2012	1,059,500
	MultiPlan Merger Corp.
292	Term Loan, 2.75%, Maturing April 12, 2013	276,482
647	Term Loan, 2.75%, Maturing April 12, 2013	613,033
	Mylan, Inc.
2,315	Term Loan, 3.55%, Maturing October 2, 2014	2,259,730
	National Mentor Holdings, Inc.
548	Term Loan, 2.29%, Maturing June 29, 2013	493,535
34	Term Loan, 2.44%, Maturing June 29, 2013	30,261
	National Renal Institutes, Inc.
445	Term Loan, 5.31%, Maturing March 31, 2013(3)	352,826
	Physiotherapy Associates, Inc.
396	Term Loan, 7.50%, Maturing June 27, 2013	285,121
	RadNet Management, Inc.
293	Term Loan, 4.51%, Maturing November 15, 2012	280,803
350	Term Loan, 9.32%, Maturing November 15, 2013	324,188
	ReAble Therapeutics Finance, LLC
866	Term Loan, 2.29%, Maturing November 16, 2013	834,602
	Renal Advantage, Inc.
1	Term Loan, 2.79%, Maturing October 5, 2012	454
	Select Medical Holdings Corp.
1,223	Term Loan, 4.16%, Maturing August 5, 2014	1,214,044
	Sunrise Medical Holdings, Inc.
211	Term Loan, 8.25%, Maturing May 13, 2010	127,585
	Vanguard Health Holding Co., LLC
1,585	Term Loan, 2.50%, Maturing September 23, 2011	1,554,038
	Viant Holdings, Inc.
289	Term Loan, 2.54%, Maturing June 25, 2014	283,038

		$34,452,013

Home Furnishings — 1.6%
	Hunter Fan Co.
223	Term Loan, 2.76%, Maturing April 16, 2014	$177,631
	Interline Brands, Inc.
157	Term Loan, 2.00%, Maturing June 23, 2013	144,008
501	Term Loan, 2.04%, Maturing June 23, 2013	459,403
	National Bedding Co., LLC
975	Term Loan, 2.26%, Maturing August 31, 2011	884,000
350	Term Loan - Second Lien, 5.25%, Maturing August 31, 2012	244,125
	Oreck Corp.
666	Term Loan, 0.00%, Maturing February 2, 2012(2)(5)	239,251
	Simmons Co.
1,495	Term Loan, 10.50%, Maturing December 19, 2011	1,475,902
545	Term Loan, 7.35%, Maturing February 15, 2012(3)	16,355

		$3,640,675

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
Industrial Equipment — 3.3%
	Brand Energy and Infrastructure Services, Inc.
488	Term Loan, 2.32%, Maturing February 7, 2014	$443,625
417	Term Loan, 3.68%, Maturing February 7, 2014	389,948
	CEVA Group PLC U.S.
547	Term Loan, 3.25%, Maturing January 4, 2014	459,396
66	Term Loan, 3.28%, Maturing January 4, 2014	54,057
	EPD Holdings (Goodyear Engineering Products)
40	Term Loan, 2.50%, Maturing July 13, 2014	30,572
278	Term Loan, 2.50%, Maturing July 13, 2014	212,913
425	Term Loan - Second Lien, 5.99%, Maturing July 13, 2015	251,813
	Generac Acquisition Corp.
678	Term Loan, 2.76%, Maturing November 7, 2013	588,460
500	Term Loan - Second Lien, 6.26%, Maturing April 7, 2014	388,750
	Gleason Corp.
84	Term Loan, 2.17%, Maturing June 30, 2013	81,385
306	Term Loan, 2.17%, Maturing June 30, 2013	296,881
	Jason, Inc.
265	Term Loan, 5.03%, Maturing April 30, 2010	145,752
	John Maneely Co.
1,400	Term Loan, 3.61%, Maturing December 8, 2013	1,143,244
	LN Acquisitions Corp.
127	Term Loan, 2.83%, Maturing July 11, 2014	115,488
338	Term Loan, 2.98%, Maturing July 11, 2014	307,967
	Polypore, Inc.
1,593	Term Loan, 2.52%, Maturing July 3, 2014	1,494,959
	Sequa Corp.
397	Term Loan, 3.84%, Maturing November 30, 2014	346,036
	TFS Acquisition Corp.
1,103	Term Loan, 14.00%, Maturing August 11, 2013	738,834

		$7,490,080

Insurance — 3.2%
	AmWINS Group, Inc.
500	Term Loan - Second Lien, 5.79%, Maturing June 8, 2014	$300,000
	Applied Systems, Inc.
1,658	Term Loan, 2.75%, Maturing September 26, 2013	1,587,160
	CCC Information Services Group, Inc.
307	Term Loan, 2.50%, Maturing February 10, 2013	298,900
	Conseco, Inc.
1,851	Term Loan, 6.50%, Maturing October 10, 2013	1,462,096
	Crawford & Company
647	Term Loan, 3.04%, Maturing October 31, 2013	595,371
	Crump Group, Inc.
444	Term Loan, 3.25%, Maturing August 4, 2014	399,987
	Getty Images, Inc.
994	Term Loan, 6.25%, Maturing July 2, 2015	1,001,496
	Hub International Holdings, Inc.
183	Term Loan, 2.75%, Maturing June 13, 2014	166,155
812	Term Loan, 2.75%, Maturing June 13, 2014	739,217
	U.S.I. Holdings Corp.
929	Term Loan, 3.04%, Maturing May 4, 2014	845,049

		$7,395,431

Leisure Goods/Activities/Movies — 7.6%
	24 Hour Fitness Worldwide, Inc.
869	Term Loan, 2.92%, Maturing June 8, 2012	$799,020
	AMC Entertainment, Inc.
1,957	Term Loan, 1.75%, Maturing January 26, 2013	1,867,855
	AMF Bowling Worldwide, Inc.
500	Term Loan - Second Lien, 6.50%, Maturing December 8, 2013	325,000

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Bombardier Recreational Products
980	Term Loan, 3.00%, Maturing June 28, 2013	$704,193
	Carmike Cinemas, Inc.
465	Term Loan, 3.54%, Maturing May 19, 2012	447,359
360	Term Loan, 4.24%, Maturing May 19, 2012	345,954
	Cedar Fair, L.P.
178	Term Loan, 2.25%, Maturing August 30, 2012	171,566
644	Term Loan, 4.25%, Maturing February 17, 2014	629,777
	Cinemark, Inc.
1,940	Term Loan, 2.08%, Maturing October 5, 2013	1,874,121
	Deluxe Entertainment Services
598	Term Loan, 2.51%, Maturing January 28, 2011	541,315
35	Term Loan, 2.53%, Maturing January 28, 2011	32,100
62	Term Loan, 2.53%, Maturing January 28, 2011	55,748
	Easton-Bell Sports, Inc.
653	Term Loan, 2.26%, Maturing March 16, 2012	617,048
	Mega Blocks, Inc.
816	Term Loan, 9.75%, Maturing July 26, 2012	348,840
	Metro-Goldwyn-Mayer Holdings, Inc.
2,250	Term Loan, 0.00%, Maturing April 8, 2012(2)	1,283,794
	National CineMedia, LLC
1,900	Term Loan, 2.05%, Maturing February 13, 2015	1,802,625
	Regal Cinemas Corp.
2,409	Term Loan, 4.03%, Maturing November 10, 2010	2,404,466
	Revolution Studios Distribution Co., LLC
535	Term Loan, 4.00%, Maturing December 21, 2014	487,136
450	Term Loan - Second Lien, 7.25%, Maturing June 21, 2015	258,750
	Six Flags Theme Parks, Inc.
675	Term Loan, 2.59%, Maturing April 30, 2015	662,482
	Southwest Sports Group, LLC
600	Term Loan, 6.75%, Maturing December 22, 2010	504,000
	Universal City Development Partners, Ltd.
935	Term Loan, 6.00%, Maturing June 9, 2011	923,025
	Zuffa, LLC
491	Term Loan, 2.31%, Maturing June 20, 2016	448,635

		$17,534,809

Lodging and Casinos — 3.6%
	Ameristar Casinos, Inc.
578	Term Loan, 3.76%, Maturing November 10, 2012	$575,334
	Green Valley Ranch Gaming, LLC
258	Term Loan, 2.45%, Maturing February 16, 2014	189,292
	Harrah’s Operating Co.
1,594	Term Loan, 3.50%, Maturing January 28, 2015	1,294,545
1,000	Term Loan, Maturing October 31, 2016(4)	990,536
	Herbst Gaming, Inc.
463	Term Loan, 0.00%, Maturing December 2, 2011(2)	259,037
514	Term Loan, 0.00%, Maturing December 2, 2011(2)	287,664
	LodgeNet Entertainment Corp.
800	Term Loan, 2.29%, Maturing April 4, 2014	712,171
	New World Gaming Partners, Ltd.
108	Term Loan, 3.10%, Maturing June 30, 2014	87,311
534	Term Loan, 3.10%, Maturing June 30, 2014	432,169
	Penn National Gaming, Inc.
388	Term Loan, 2.01%, Maturing October 3, 2012	377,424
	Venetian Casino Resort/Las Vegas Sands, Inc.
454	Term Loan, 2.04%, Maturing May 14, 2014	380,832
1,799	Term Loan, 2.04%, Maturing May 23, 2014	1,507,901

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		VML US Finance, LLC
	240	Term Loan, 5.79%, Maturing May 25, 2012	$230,427
	481	Term Loan, 5.79%, Maturing May 25, 2013	460,853
		Wimar OpCo, LLC
	1,343	Term Loan, 0.00%, Maturing January 3, 2012(2)	417,897

			$8,203,393

Nonferrous Metals/Minerals — 1.1%
		Euramax International, Inc.
	165	Term Loan, 10.00%, Maturing June 29, 2013	$78,428
	162	Term Loan, 14.00%, Maturing June 29, 2013(3)	76,986
		Murray Energy Corp.
	684	Term Loan, 3.25%, Maturing January 28, 2010	670,597
		Noranda Aluminum Acquisition
	184	Term Loan, 2.25%, Maturing May 18, 2014	148,502
		Novelis, Inc.
	328	Term Loan, 2.25%, Maturing June 28, 2014	301,991
	722	Term Loan, 2.27%, Maturing June 28, 2014	664,400
		Oxbow Carbon and Mineral Holdings
	605	Term Loan, 2.27%, Maturing May 8, 2014	570,414
	58	Term Loan, 2.28%, Maturing May 8, 2014	54,410

			$2,565,728

Oil and Gas — 2.6%
		Atlas Pipeline Partners, L.P.
	506	Term Loan, 6.75%, Maturing July 20, 2014	$495,615
		Big West Oil, LLC
	174	Term Loan, 4.50%, Maturing May 1, 2014	162,920
	218	Term Loan, 4.50%, Maturing May 1, 2014	204,814
		Dresser, Inc.
	485	Term Loan, 2.68%, Maturing May 4, 2014	456,374
	700	Term Loan - Second Lien, 5.99%, Maturing May 4, 2015	609,875
		Dynegy Holdings, Inc.
	150	Term Loan, 4.00%, Maturing April 2, 2013	144,333
	1,850	Term Loan, 4.00%, Maturing April 2, 2013	1,786,109
		Enterprise GP Holdings, L.P.
	594	Term Loan, 2.66%, Maturing October 31, 2014	581,006
		Hercules Offshore, Inc.
	1,361	Term Loan, 8.50%, Maturing July 6, 2013	1,336,996
		Targa Resources, Inc.
	106	Term Loan, 2.25%, Maturing October 31, 2012	104,648
	66	Term Loan, 2.28%, Maturing October 31, 2012	64,881

			$5,947,571

Publishing — 8.4%
		American Media Operations, Inc.
	2,953	Term Loan, 10.00%, Maturing January 31, 2013(3)	$2,672,512
		Aster Zweite Beteiligungs GmbH
	500	Term Loan, 2.89%, Maturing September 27, 2013	405,416
EUR	236	Term Loan, 3.27%, Maturing September 27, 2013	280,219
		CanWest MediaWorks, Ltd.
	418	Term Loan, 4.75%, Maturing July 10, 2014	228,615
		Dex Media West, LLC
	326	Term Loan, 7.00%, Maturing October 24, 2014	279,947
		European Directories, S.A.
EUR	500	Term Loan, 4.44%, Maturing September 4, 2014	509,733
		GateHouse Media Operating, Inc.
	325	Term Loan, 2.25%, Maturing August 28, 2014	104,000
	725	Term Loan, 2.25%, Maturing August 28, 2014	232,000
	350	Term Loan, 2.50%, Maturing August 28, 2014	112,000

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Idearc, Inc.
	3,783	Term Loan, 0.00%, Maturing November 17, 2014(2)	$1,621,630
		Laureate Education, Inc.
	246	Term Loan, 3.75%, Maturing August 17, 2014	223,644
	1,642	Term Loan, 3.75%, Maturing August 17, 2014	1,490,553
	500	Term Loan, Maturing August 31, 2014(4)	500,000
		Local Insight Regatta Holdings, Inc.
	817	Term Loan, 6.25%, Maturing April 23, 2015	639,686
		MediaNews Group, Inc.
	379	Term Loan, 6.75%, Maturing August 2, 2013	114,508
		Merrill Communications, LLC
	645	Term Loan, 8.50%, Maturing December 24, 2012	520,756
		Nebraska Book Co., Inc.
	442	Term Loan, 9.25%, Maturing March 4, 2011	441,923
		Nelson Education, Ltd.
	245	Term Loan, 2.78%, Maturing July 5, 2014	208,250
		Nielsen Finance, LLC
	2,322	Term Loan, 2.25%, Maturing August 9, 2013	2,176,568
	997	Term Loan, 4.00%, Maturing May 1, 2016	945,125
		PagesJaunes Group, SA
EUR	500	Term Loan, 5.03%, Maturing April 10, 2016	461,687
		Philadelphia Newspapers, LLC
	378	Term Loan, 0.00%, Maturing June 29, 2013(2)	79,304
		Reader’s Digest Association, Inc. (The)
	567	DIP Loan, 9.67%, Maturing August 21, 2010(6)	588,102
	507	Revolving Loan, 4.55%, Maturing March 3, 2014	233,721
	2,041	Term Loan, 4.25%, Maturing March 3, 2014	941,230
	182	Term Loan, 7.00%, Maturing March 3, 2014	84,034
		SGS International, Inc.
	342	Term Loan, 2.80%, Maturing December 30, 2011	327,295
		Source Media, Inc.
	546	Term Loan, 5.29%, Maturing November 8, 2011	412,307
		Tribune Co.
	790	Term Loan, 0.00%, Maturing April 10, 2010(2)	389,964
	497	Term Loan, 0.00%, Maturing May 17, 2014(2)	240,659
	1,083	Term Loan, 0.00%, Maturing May 17, 2014(2)	544,305
		Xsys, Inc.
	605	Term Loan, 2.89%, Maturing September 27, 2013	490,654
EUR	264	Term Loan, 3.27%, Maturing September 27, 2013	313,047
	618	Term Loan, 2.89%, Maturing September 27, 2014	501,165

			$19,314,559

Radio and Television — 6.1%
		Block Communications, Inc.
	433	Term Loan, 2.28%, Maturing December 22, 2011	$396,309
		CMP KC, LLC
	478	Term Loan, 6.25%, Maturing May 5, 2013(5)	137,213
		CMP Susquehanna Corp.
	899	Term Loan, 2.25%, Maturing May 5, 2013	619,544
		Discovery Communications, Inc.
	995	Term Loan, 5.25%, Maturing May 14, 2014	1,014,403
		Emmis Operating Co.
	415	Term Loan, 4.28%, Maturing November 2, 2013	290,251
		Gray Television, Inc.
	595	Term Loan, 3.76%, Maturing January 19, 2015	490,650
		HIT Entertainment, Inc.
	586	Term Loan, 2.73%, Maturing March 20, 2012	506,567

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	Intelsat Corp.
1,427	Term Loan, 2.75%, Maturing January 3, 2014	$1,360,603
1,427	Term Loan, 2.75%, Maturing January 3, 2014	1,360,603
1,427	Term Loan, 2.75%, Maturing January 3, 2014	1,361,018
	Ion Media Networks, Inc.
179	DIP Loan, 10.17%, Maturing May 29, 2010(6)	260,016
1,350	Term Loan, 0.00%, Maturing January 15, 2012(2)	301,500
	NEP II, Inc.
317	Term Loan, 2.53%, Maturing February 16, 2014	293,105
	Nexstar Broadcasting, Inc.
941	Term Loan, 2.03%, Maturing October 1, 2012	821,062
890	Term Loan, 2.24%, Maturing October 1, 2012	776,371
	NextMedia Operating, Inc.
36	Term Loan, 8.25%, Maturing November 15, 2012	30,344
81	Term Loan, 8.25%, Maturing November 15, 2012	68,275
	Raycom TV Broadcasting, LLC
775	Term Loan, 1.75%, Maturing June 25, 2014	643,250
	SFX Entertainment
544	Term Loan, 3.51%, Maturing June 21, 2013	511,622
	Sirius Satellite Radio, Inc.
245	Term Loan, 2.56%, Maturing December 19, 2012	226,727
	Spanish Broadcasting System, Inc.
962	Term Loan, 2.04%, Maturing June 10, 2012	697,607
	Univision Communications, Inc.
1,700	Term Loan, 2.53%, Maturing September 29, 2014	1,443,938
	Young Broadcasting, Inc.
860	Term Loan, 0.00%, Maturing November 3, 2012(2)	460,132

		$14,071,110

Rail Industries — 0.4%
	Kansas City Southern Railway Co.
989	Term Loan, 2.14%, Maturing April 26, 2013	$929,878

		$929,878

Retailers (Except Food and Drug) — 4.2%
	American Achievement Corp.
103	Term Loan, 6.26%, Maturing March 25, 2011	$89,882
	Amscan Holdings, Inc.
293	Term Loan, 2.65%, Maturing May 25, 2013	261,422
	Cumberland Farms, Inc.
823	Term Loan, 2.26%, Maturing September 29, 2013	753,298
	Harbor Freight Tools USA, Inc.
867	Term Loan, 9.75%, Maturing July 15, 2010	873,591
	Josten’s Corp.
880	Term Loan, 2.32%, Maturing October 4, 2011	875,977
	Mapco Express, Inc.
173	Term Loan, 5.75%, Maturing April 28, 2011	159,144
	Neiman Marcus Group, Inc.
1,000	Term Loan, Maturing April 5, 2013(4)	867,969
	Orbitz Worldwide, Inc.
1,602	Term Loan, 3.28%, Maturing July 25, 2014	1,420,861
	Oriental Trading Co., Inc.
845	Term Loan, 9.75%, Maturing July 31, 2013	697,452
700	Term Loan - Second Lien, 6.25%, Maturing January 31, 2013	183,750
	Rent-A-Center, Inc.
440	Term Loan, 2.00%, Maturing November 15, 2012	431,099
	Rover Acquisition Corp.
1,118	Term Loan, 2.57%, Maturing October 26, 2013	1,084,824
	Savers, Inc.
178	Term Loan, 3.01%, Maturing August 11, 2012	171,496
194	Term Loan, 3.01%, Maturing August 11, 2012	187,637

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Yankee Candle Company, Inc. (The)
	1,734	Term Loan, 2.25%, Maturing February 6, 2014	$1,637,902

			$9,696,304

Steel — 0.6%
		Algoma Acquisition Corp.
	1,167	Term Loan, 8.00%, Maturing June 20, 2013	$1,116,232
		Niagara Corp.
	538	Term Loan, 9.25%, Maturing June 29, 2014	249,996

			$1,366,228

Surface Transport — 0.7%
		Gainey Corp.
	400	Term Loan, 0.00%, Maturing April 20, 2012(2)	$69,998
		Oshkosh Truck Corp.
	750	Term Loan, 6.42%, Maturing December 6, 2013	750,947
		Swift Transportation Co., Inc.
	1,000	Term Loan, 3.56%, Maturing May 10, 2014	914,275

			$1,735,220

Telecommunications — 3.8%
		Alaska Communications Systems Holdings, Inc.
	528	Term Loan, 2.03%, Maturing February 1, 2012	$508,123
		Asurion Corp.
	775	Term Loan, 3.25%, Maturing July 13, 2012	742,062
	500	Term Loan - Second Lien, 6.75%, Maturing January 13, 2013	478,125
		Centennial Cellular Operating Co., LLC
	1,658	Term Loan, 2.25%, Maturing February 9, 2011	1,646,193
		CommScope, Inc.
	1,011	Term Loan, 2.78%, Maturing November 19, 2014	991,764
		Crown Castle Operating Co.
	497	Term Loan, 1.78%, Maturing January 9, 2014	472,646
		Intelsat Subsidiary Holding Co.
	511	Term Loan, 2.75%, Maturing July 3, 2013	490,459
		Macquarie UK Broadcast Ventures, Ltd.
GBP	414	Term Loan, 2.51%, Maturing December 26, 2014	568,143
		NTelos, Inc.
	1,000	Term Loan, 5.75%, Maturing August 13, 2015	1,007,083
		Palm, Inc.
	417	Term Loan, 3.79%, Maturing April 24, 2014	376,412
		Stratos Global Corp.
	535	Term Loan, 2.78%, Maturing February 13, 2012	518,707
		Trilogy International Partners
	475	Term Loan, 3.78%, Maturing June 29, 2012	394,250
		Windstream Corp.
	638	Term Loan, 1.97%, Maturing July 17, 2013	623,017

			$8,816,984

Utilities — 4.3%
		AEI Finance Holding, LLC
	145	Term Loan, 3.25%, Maturing March 30, 2012	$131,794
	999	Term Loan, 3.28%, Maturing March 30, 2014	907,445
		Astoria Generating Co.
	625	Term Loan - Second Lien, 4.04%, Maturing August 23, 2013	569,922
		Calpine Corp.
	2,990	DIP Loan, 3.17%, Maturing March 29, 2014	2,733,106
		Covanta Energy Corp.
	604	Term Loan, 1.75%, Maturing February 9, 2014	577,909
	305	Term Loan, 1.79%, Maturing February 9, 2014	291,804

Principal
Amount*
(000’s omitted)	Borrower/Tranche Description	Value
	NRG Energy, Inc.
1,542	Term Loan, 2.02%, Maturing June 1, 2014	$1,467,602
831	Term Loan, 2.03%, Maturing June 1, 2014	790,546
	Pike Electric, Inc.
90	Term Loan, 1.75%, Maturing July 1, 2012	85,953
153	Term Loan, 1.75%, Maturing December 10, 2012	146,781
	TXU Texas Competitive Electric Holdings Co., LLC
436	Term Loan, 3.75%, Maturing October 10, 2014	346,313
1,804	Term Loan, 3.75%, Maturing October 10, 2014	1,425,426
	Vulcan Energy Corp.
519	Term Loan, Maturing December 31, 2015(4)	523,128

		$9,997,729

Total Senior Floating-Rate Interests (identified cost $361,462,664)		$325,484,976

Corporate Bonds & Notes — 8.8%

Principal
Amount*
(000’s omitted)		Security	Value
Aerospace and Defense — 0.0%
		Alion Science and Technologies Corp.
	75	10.25%, 2/1/15	$56,625
		Hawker Beechcraft Acquisition
	65	9.75%, 4/1/17	39,975

			$96,600

Air Transport — 0.0%
		Continental Airlines
	75	7.033%, 6/15/11	$65,574

			$65,574

Automotive — 0.1%
		Allison Transmission, Inc.
	25	11.00%, 11/1/15(7)	$24,625
		Altra Industrial Motion, Inc.
	180	9.00%, 12/1/11	184,500
		Commercial Vehicle Group, Inc., Sr. Notes
	55	8.00%, 7/1/13	33,000
		United Components, Inc., Sr. Sub. Notes
	65	9.375%, 6/15/13	52,488

			$294,613

Broadcast Radio and Television — 0.1%
		LBI Media, Inc., Sr. Disc. Notes
	80	11.00%, 10/15/13	$48,000
		Rainbow National Services, LLC, Sr. Sub. Notes
	80	10.375%, 9/1/14(7)	84,600
		XM Satellite Radio Holdings, Inc., Sr. Notes
	110	13.00%, 8/1/14(7)	108,350

			$240,950

Building and Development — 0.6%
		Grohe Holding GmbH, Variable Rate
EUR	1,000	4.31%, 1/15/14	$1,243,847
		Interface, Inc., Sr. Sub. Notes
	20	9.50%, 2/1/14	19,925
		Panolam Industries International, Sr. Sub. Notes
	220	10.75%, 10/1/13(2)	11,000

Principal
Amount*
(000’s omitted)	Security	Value
	Texas Industries, Inc., Sr. Notes
65	7.25%, 7/15/13(7)	$62,725

		$1,337,497

Business Equipment and Services — 0.8%
	Affinion Group, Inc.
55	10.125%, 10/15/13	$56,787
110	11.50%, 10/15/15	113,575
	Education Management, LLC, Sr. Notes
210	8.75%, 6/1/14	223,650
	Education Management, LLC, Sr. Sub. Notes
310	10.25%, 6/1/16	345,650
	MediMedia USA, Inc., Sr. Sub. Notes
90	11.375%, 11/15/14(7)	65,250
	Muzak, LLC/Muzak Finance, Sr. Notes
20	10.00%, 12/31/09(2)	8,400
	Rental Service Corp.
145	9.50%, 12/1/14	140,650
	SunGard Data Systems, Inc., Sr. Notes
400	10.625%, 5/15/15(7)	426,000
	Ticketmaster Entertainment, Inc.
105	10.75%, 8/1/16(7)	108,150
	West Corp.
180	9.50%, 10/15/14	177,300

		$1,665,412

Cable and Satellite Television — 0.2%
	CCO Holdings, LLC/CCO Capital Corp., Sr. Notes
85	8.75%, 11/15/13(2)	$86,700
	Charter Communications, Inc., Sr. Notes
10	8.375%, 4/30/14(2)(7)	10,250
100	10.875%, 9/15/14(2)(7)	108,750
	Kabel Deutschland GmbH
135	10.625%, 7/1/14	142,763

		$348,463

Chemicals and Plastics — 0.2%
	INEOS Group Holdings PLC, Sr. Sub. Notes
180	8.50%, 2/15/16(7)	$86,400
	Nova Chemicals Corp., Sr. Notes, Variable Rate
105	4.538%, 11/15/13	93,187
	Reichhold Industries, Inc., Sr. Notes
240	9.00%, 8/15/14(7)	200,400
	Wellman Holdings, Inc., Sr. Sub. Notes
180	5.00%, 1/29/19(3)(5)	66,144

		$446,131

Clothing/Textiles — 0.3%
	Levi Strauss & Co., Sr. Notes
210	9.75%, 1/15/15	$219,450
40	8.875%, 4/1/16	40,700
	Perry Ellis International, Inc., Sr. Sub. Notes
255	8.875%, 9/15/13	247,350
	Phillips Van Heusen, Sr. Notes
65	8.125%, 5/1/13	66,462

		$573,962

Principal
Amount*
(000’s omitted)	Security	Value
Conglomerates — 0.1%
	RBS Global & Rexnord Corp.
87	9.50%, 8/1/14(7)	$84,825
90	11.75%, 8/1/16	81,900

		$166,725

Containers and Glass Products — 0.4%
	Berry Plastics Corp., Sr. Notes, Variable Rate
500	5.881%, 2/15/15	$462,500
	Intertape Polymer US, Inc., Sr. Sub. Notes
175	8.50%, 8/1/14	136,500
	Pliant Corp.
230	11.625%, 6/15/09(3)(12)	199,192
	Smurfit-Stone Container Corp., Sr. Notes
20	8.375%, 7/1/12(2)	14,375
155	8.00%, 3/15/17(2)	110,825

		$923,392

Ecological Services and Equipment — 0.1%
	Waste Services, Inc., Sr. Sub. Notes
245	9.50%, 4/15/14	$245,000

		$245,000

Electronics/Electrical — 0.3%
	Advanced Micro Devices, Inc., Sr. Notes
110	7.75%, 11/1/12	$99,275
	Amkor Technologies, Inc., Sr. Notes
95	9.25%, 6/1/16	98,325
	Avago Technologies Finance
115	11.875%, 12/1/15	125,925
	Ceridian Corp., Sr. Notes
140	11.25%, 11/15/15	126,175
	NXP BV/NXP Funding, LLC, Variable Rate
425	3.881%, 10/15/13	308,656

		$758,356

Equipment Leasing — 0.0%
	Hertz Corp.
50	8.875%, 1/1/14	$50,750
45	10.50%, 1/1/16	47,025

		$97,775

Financial Intermediaries — 0.1%
	Ford Motor Credit Co., Sr. Notes
160	8.00%, 12/15/16	$148,639

		$148,639

Food Products — 0.1%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
290	11.50%, 11/1/11	$282,750

		$282,750

Food Service — 0.1%
	El Pollo Loco, Inc.
145	11.75%, 11/15/13	$134,125
	NPC International, Inc., Sr. Sub. Notes
175	9.50%, 5/1/14	175,875

		$310,000

Food/Drug Retailers — 0.2%
	General Nutrition Center, Sr. Notes, Variable Rate
365	6.404%, 3/15/14(3)	324,850

Principal
Amount*
(000’s omitted)	Security	Value
	General Nutrition Center, Sr. Sub. Notes
210	10.75%, 3/15/15	$211,837

		$536,687

Forest Products — 0.1%
	Jefferson Smurfit Corp., Sr. Notes
50	8.25%, 10/1/12(2)	$35,875
40	7.50%, 6/1/13(2)	28,550
	NewPage Corp.
90	10.00%, 5/1/12	59,850
35	12.00%, 5/1/13	16,538
	Verso Paper Holdings, LLC/Verso Paper, Inc.
120	11.375%, 8/1/16	75,900

		$216,713

Healthcare — 0.7%
	Accellent, Inc.
150	10.50%, 12/1/13	$144,000
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
170	10.00%, 2/15/15	180,625
	Biomet, Inc.
335	11.625%, 10/15/17	366,825
	DJO Finance, LLC/DJO Finance Corp.
95	10.875%, 11/15/14	97,613
	HCA, Inc.
65	9.25%, 11/15/16	67,356
	MultiPlan, Inc., Sr. Sub. Notes
260	10.375%, 4/15/16(7)	252,200
	National Mentor Holdings, Inc.
155	11.25%, 7/1/14	148,412
	Res-Care, Inc., Sr. Notes
105	7.75%, 10/15/13	102,900
	US Oncology, Inc.
290	10.75%, 8/15/14	304,500

		$1,664,431

Home Furnishings — 0.0%
	Interline Brands, Inc., Sr. Sub. Notes
60	8.125%, 6/15/14	$59,100

		$59,100

Industrial Equipment — 0.1%
	Chart Industries, Inc., Sr. Sub. Notes
105	9.125%, 10/15/15	$105,525
	ESCO Corp., Sr. Notes
80	8.625%, 12/15/13(7)	78,800
	ESCO Corp., Sr. Notes, Variable Rate
80	4.504%, 12/15/13(7)	72,400

		$256,725

Insurance — 0.1%
	Alliant Holdings I, Inc.
55	11.00%, 5/1/15(7)	$53,900
	HUB International Holdings, Inc.
70	9.00%, 12/15/14(7)	67,900
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
50	4.758%, 11/15/14(7)	41,813

		$163,613

Leisure Goods/Activities/Movies — 0.4%
	AMC Entertainment, Inc.
350	11.00%, 2/1/16	$374,500

Principal
Amount*
(000’s omitted)	Security	Value
	Bombardier, Inc.
70	8.00%, 11/15/14(7)	$72,100
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
195	0.00%, 4/1/12(2)(7)	0
	Marquee Holdings, Inc., Sr. Disc. Notes
335	9.505%, 8/15/14	278,887
	Royal Caribbean Cruises, Sr. Notes
50	7.00%, 6/15/13	47,875
20	6.875%, 12/1/13	18,750
10	7.25%, 6/15/16	9,300
20	7.25%, 3/15/18	17,500
	Universal City Development Partners, Sr. Notes
145	11.75%, 4/1/10	146,450

		$965,362

Lodging and Casinos — 0.7%
	Buffalo Thunder Development Authority
265	9.375%, 12/15/14(2)(7)	$48,362
	CCM Merger, Inc.
180	8.00%, 8/1/13(7)	148,500
	Chukchansi EDA, Sr. Notes, Variable Rate
150	4.913%, 11/15/12(7)	116,250
	Eldorado Casino Shreveport
44	10.00%, 8/1/12(3)	37,467
	Fontainebleau Las Vegas Casino, LLC
255	10.25%, 6/15/15(2)(7)	8,288
	Greektown Holdings, LLC, Sr. Notes
60	10.75%, 12/1/13(2)(7)	14,850
	Host Hotels and Resorts, LP, Sr. Notes
130	6.75%, 6/1/16	124,150
	Indianapolis Downs, LLC & Capital Corp., Sr. Notes
60	11.00%, 11/1/12(7)	35,700
	Inn of the Mountain Gods, Sr. Notes
270	12.00%, 11/15/10(2)	126,225
	Majestic HoldCo, LLC
75	12.50%, 10/15/11(2)(7)	8
	MGM Mirage, Inc.
10	7.50%, 6/1/16	7,800
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
85	8.00%, 4/1/12	72,462
120	7.125%, 8/15/14	85,800
115	6.875%, 2/15/15	78,487
	Park Place Entertainment
190	7.875%, 3/15/10	190,950
	Pinnacle Entertainment, Inc., Sr. Sub. Notes
35	7.50%, 6/15/15	31,150
	Pokagon Gaming Authority, Sr. Notes
56	10.375%, 6/15/14(7)	58,520
	San Pasqual Casino
55	8.00%, 9/15/13(7)	53,350
	Seminole Hard Rock Entertainment, Variable Rate
95	3.129%, 3/15/14(7)	76,950
	Tunica-Biloxi Gaming Authority, Sr. Notes
165	9.00%, 11/15/15(7)	149,325
	Waterford Gaming, LLC, Sr. Notes
146	8.625%, 9/15/14(7)	126,255

		$1,590,849

Principal
Amount*
(000’s omitted)	Security	Value
Nonferrous Metals/Minerals — 0.2%
	FMG Finance PTY, Ltd.
355	10.625%, 9/1/16(7)	$394,938

		$394,938

Oil and Gas — 0.7%
	Allis-Chalmers Energy, Inc., Sr. Notes
180	9.00%, 1/15/14	$147,600
	Clayton Williams Energy, Inc.
95	7.75%, 8/1/13	82,175
	Compton Pet Finance Corp.
195	7.625%, 12/1/13	148,200
	Denbury Resources, Inc., Sr. Sub. Notes
30	7.50%, 12/15/15	29,925
	El Paso Corp., Sr. Notes
130	9.625%, 5/15/12	135,643
	Forbes Energy Services, Sr. Notes
165	11.00%, 2/15/15	132,825
	OPTI Canada, Inc., Sr. Notes
50	7.875%, 12/15/14	38,500
95	8.25%, 12/15/14	74,100
	Petrohawk Energy Corp., Sr. Notes
165	9.125%, 7/15/13	170,362
	Petroleum Development Corp., Sr. Notes
65	12.00%, 2/15/18	64,350
	Petroplus Finance, Ltd.
140	7.00%, 5/1/17(7)	128,100
	Quicksilver Resources, Inc.
155	7.125%, 4/1/16	135,238
	Sandridge Energy, Inc., Sr. Notes
120	8.00%, 6/1/18(7)	116,100
	SemGroup, L.P., Sr. Notes
290	8.75%, 11/15/15(2)(7)	20,300
	SESI, LLC, Sr. Notes
30	6.875%, 6/1/14	28,800
	Stewart & Stevenson, LLC, Sr. Notes
185	10.00%, 7/15/14	171,125

		$1,623,343

Publishing — 0.4%
	Dex Media West/Finance, Series B
97	9.875%, 8/15/13(2)	$17,703
	Harland Clarke Holdings
20	9.50%, 5/15/15	18,000
	Laureate Education, Inc.
45	10.00%, 8/15/15(7)	42,525
544	10.25%, 8/15/15(3)(7)	477,474
	Local Insight Regatta Holdings, Inc.
50	11.00%, 12/1/17	25,250
	Nielsen Finance, LLC
265	10.00%, 8/1/14	267,650
40	12.50%, (0.00% until 2011), 8/1/16	31,700
	Reader’s Digest Association, Inc. (The), Sr. Sub. Notes
245	9.00%, 2/15/17(2)	4,900

		$885,202

Rail Industries — 0.2%
	American Railcar Industry, Sr. Notes
100	7.50%, 3/1/14	$93,500

Principal
Amount*
(000’s omitted)	Security	Value
	Kansas City Southern Mexico, Sr. Notes
155	7.625%, 12/1/13	$151,125
100	7.375%, 6/1/14	93,750
105	8.00%, 6/1/15	107,625

		$446,000

Retailers (Except Food and Drug) — 0.6%
	Amscan Holdings, Inc., Sr. Sub. Notes
220	8.75%, 5/1/14	$210,100
	Neiman Marcus Group, Inc.
354	9.00%, 10/15/15	297,504
490	10.375%, 10/15/15	421,400
	Sally Holdings, LLC, Sr. Notes
245	10.50%, 11/15/16	256,637
	Yankee Acquisition Corp., Series B
215	8.50%, 2/15/15	203,175

		$1,388,816

Steel — 0.0%
	RathGibson, Inc., Sr. Notes
240	11.25%, 2/15/14(2)	$90,000

		$90,000

Surface Transport — 0.1%
	CEVA Group, PLC, Sr. Notes
110	10.00%, 9/1/14(7)	$98,450

		$98,450

Telecommunications — 0.6%
	Digicel Group, Ltd., Sr. Notes
255	9.25%, 9/1/12(7)	$260,100
367	9.125%, 1/15/15(7)	344,980
	Intelsat Bermuda, Ltd.
385	11.25%, 6/15/16	413,875
	Qwest Corp., Sr. Notes, Variable Rate
475	3.879%, 6/15/13	446,500

		$1,465,455

Utilities — 0.2%
	AES Corp., Sr. Notes
8	8.75%, 5/15/13(7)	$8,190
	Edison Mission Energy, Sr. Notes
15	7.50%, 6/15/13	14,137
	NGC Corp.
205	7.625%, 10/15/26	141,450
	NRG Energy, Inc.
85	7.25%, 2/1/14	83,725
190	7.375%, 1/15/17	184,300
	Reliant Energy, Inc., Sr. Notes
10	7.625%, 6/15/14	9,863

		$441,665

Total Corporate Bonds & Notes (identified cost $23,247,199)		$20,289,188

Asset-Backed Securities — 0.6%

Principal
Amount
(000’s omitted)	Security	Value
$372	Alzette European CLO SA, Series 2004-1A, Class E2, 7.129%, 12/15/20(8)	$66,914
348	Avalon Capital Ltd. 3, Series 1A, Class D, 2.357%, 2/24/19(7)(8)	52,207
418	Babson Ltd., Series 2005-1A, Class C1, 3.081%, 4/15/19(7)(8)	171,561
500	Bryant Park CDO Ltd., Series 2005-1A, Class C, 3.181%, 1/15/19(7)(8)	25,000
500	Carlyle High Yield Partners, Series 2004-6A, Class C, 3.406%, 8/11/16(7)(8)	150,000
436	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 6.129%, 3/8/17(8)	156,800
500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.863%, 7/17/19(8)	160,000
1,000	Madison Park Funding Ltd., Series 2006-2A, Class D, 5.972%, 3/25/20(7)(8)	280,000
1,000	Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.842%, 4/25/21(7)(8)	360,000

Total Asset-Backed Securities (identified cost $5,042,342)		$1,422,482

Common Stocks — 0.1%

Shares	Security	Value
Automotive — 0.0%
10,443	Hayes Lemmerz International(9)	$543

		$543

Building and Development — 0.1%
25,823	Sanitec Europe Oy B Units(5)(9)	$35,143
25,823	Sanitec Europe Oy E Units(5)(9)	0
277	United Subcontractors, Inc.(5)(9)	35,427

		$70,570

Chemicals and Plastics — 0.0%
175	Wellman Holdings, Inc.(5)(9)	$63,420

		$63,420

Food Service — 0.0%
12,234	Buffets, Inc.(9)	$58,111

		$58,111

Lodging and Casinos — 0.0%
289	Shreveport Gaming Holdings, Inc.(5)	$3,919

		$3,919

Nonferrous Metals/Minerals — 0.0%
468	Euramax International, Inc.(5)(9)	$0

		$0

Total Common Stocks (identified cost $241,683)		$196,563

Preferred Stocks — 0.1%

Shares	Security	Value
Automotive — 0.0%
35	Hayes Lemmerz International, Series A, Convertible (9)(10)	$12

		$12

Chemicals and Plastics — 0.0%
15	Key Plastics, LLC, Series A (5)(9)(10)	$0

		$0

Shares	Security	Value
Telecommunications — 0.1%
1,783	Crown Castle International Corp., Convertible (3)	$96,728

		$96,728

Total Preferred Stocks (identified cost $99,233)		$96,740

Closed-End Investment Companies — 2.2%

Shares	Security	Value
17,436	BlackRock Floating Rate Income Strategies Fund, Inc.	$224,401
9,908	BlackRock Floating Rate Income Strategies Fund II, Inc.	122,859
8,345	BlackRock Global Floating Rate Income Trust	104,062
1,174	First Trust/Four Corners Senior Floating Rate Income Fund	13,454
200,596	First Trust/Four Corners Senior Floating Rate Income Fund II	2,222,604
296,293	ING Prime Rate Trust	1,469,613
5,140	LMP Corporate Loan Fund, Inc.	49,961
23,301	Nuveen Floating Rate Income Fund	220,427
3,401	Nuveen Floating Rate Income Opportunity Fund	32,310
11,375	Nuveen Senior Income Fund	65,634
55	PIMCO Floating Rate Income Fund	661
647	PIMCO Floating Rate Strategy Fund	6,412
117	Pioneer Floating Rate Trust	1,280
136,255	Van Kampen Senior Income Trust	538,207

Total Closed-End Investment Companies (identified cost $7,439,831)		$5,071,885

Miscellaneous — 0.0%

Shares	Security	Value
Cable and Satellite Television — 0.0%
261,268	Adelphia Recovery Trust(9)	$6,532
270,000	Adelphia, Inc., Escrow Certificate(9)	7,425

		$13,957

Oil and Gas — 0.0%
55,000	VeraSun Energy Corp., Escrow Certificate(5)(9)	$0

		$0

Total Miscellaneous (identified cost $252,930)		$13,957

Short-Term Investments — 6.4%

Interest/Principal
Amount
(000’s Omitted)	Description	Value
$7,848	Cash Management Portfolio, 0.00%(11)	$7,848,369
6,937	State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/09	6,936,647

Total Short-Term Investments (identified cost $14,785,016)		$14,785,016

Total Investments — 159.7% (identified cost $412,570,898)		$367,360,807

Less Unfunded Loan Commitments — (0.3)%		$(677,008)

Net Investments — 159.4% (identified cost $411,893,890)		$366,683,799

Other Assets, Less Liabilities — (11.6)%		$(26,615,492)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (47.8)%		$(110,008,708)

Net Assets Applicable to Common Shares — 100.0%		$230,059,599

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

DIP	-	Debtor in Possession

EUR	-	Euro

GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.

(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Currently the issuer is in default with respect to interest payments.

(3)		Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.

(4)		This Senior Loan will settle after September 30, 2009, at which time the interest rate will be determined.

(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)		Unfunded or partially unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(7)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate value of these securities is $5,775,721 or 2.5% of the Trust’s net assets.

(8)		Variable rate security. The stated interest rate represents the rate in effect at September 30, 2009.

(9)		Non-income producing security.

(10)		Restricted security.

(11)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2009 was $0.

(12)		Defaulted matured security.

A summary of financial instruments outstanding at September 30, 2009 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Depreciation
10/30/09	British Pound Sterling 3,527,483	United States Dollar 5,586,474	$(50,276)
10/30/09	Euro 8,326,986	United States Dollar 12,147,824	(37,312)

			$(87,588)

At September 30, 2009, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust may enter into forward foreign currency exchange contracts. The Trust may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing.

At September 30, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $87,588.

The cost and unrealized appreciation (depreciation) of investments of the Trust at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$412,069,510

Gross unrealized appreciation	$4,993,583
Gross unrealized depreciation	(50,379,294)

Net unrealized depreciation	$(45,385,711)

Restricted Securities

At September 30, 2009, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Preferred Stock
Hayes Lemmerz International, Series A, Convertible	6/4/03	35	$1,750	$12
Key Plastics, LLC, Series A	4/26/01	15	15,000	0

Total Restricted Securities			$16,750	$12

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$324,296,685	$511,283	$324,807,968
Corporate Bonds & Notes	—	20,223,044	66,144	20,289,188
Asset-Backed Securities	—	1,422,482	—	1,422,482
Common Stocks	—	58,654	137,909	196,563
Preferred Stocks	—	96,740	0	96,740
Closed-End Investment Companies	5,071,885	—	—	5,071,885
Miscellaneous	—	13,957	0	13,957
Short-Term Investments	7,848,369	6,936,647	—	14,785,016

Total Investments	$12,920,254	$353,048,209	$715,336	$366,683,799

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(87,588)	$—	$(87,588)

Total	$—	$(87,588)	$—	$(87,588)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Miscellaneous	Total

Balance as of June 30, 2009	$517,836	$51,100	$47,677	$0	$—	$616,613
Realized gains (losses)	(438,039)	—	—	—	—	(438,039)
Change in net unrealized appreciation (depreciation)	445,981	9,376	21,472	0	0	476,829
Net purchases (sales)	(20,425)	4,739	68,760	—	0	53,074
Accrued discount (premium)	5,930	929	—	—	—	6,859
Net transfers to (from) Level 3	—	—	—	—	—	—

Balance as of September 30, 2009	$511,283	$66,144	$137,909	$0	$0	$715,336

Change in net unrealized appreciation (depreciation) on investments still held as of September 30, 2009	$28,086	$9,376	$21,472	$0	$0	$58,934

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page

Scott H. Page
President

Date:	November 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 23, 2009